Annual Total Returns - Fidelity® Connecticut Municipal Money Market Fund [BarChart] - 11.30 Fidelity Connecticut Municipal Funds - Combo PRO-13 - Fidelity® Connecticut Municipal Money Market Fund - Fidelity Connecticut Municipal Money Market Fund-Default
Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.02%
Annual Return 2015	0.01%
Annual Return 2016	0.08%
Annual Return 2017	0.43%
Annual Return 2018	1.02%
Annual Return 2019	1.16%
Annual Return 2020	0.33%
Annual Return 2021	0.01%